Derivatives and Hedging (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Commodity:
Power (In MWHs)	609,000,000		652,000,000
Coal (In Tons)	21,000,000		63,000,000
Natural Gas (In MMBtus)	100,000,000		94,000,000
Heating Oil and Gasoline (In Gallons)	6,000,000		6,000,000
Interest Rate	$ 226,000,000		$ 171,000,000
Interest Rate and Foreign Currency	907,000,000		907,000,000
Fair Value of Derivative Instruments
Current Risk Management Assets	193,000,000		232,000,000
Long-term Risk Management Assets	403,000,000		410,000,000
Total Assets	596,000,000		642,000,000
Current Risk Management Liabilities	150,000,000		129,000,000
Long-term Risk Management Liabilities	195,000,000		141,000,000
Total Liabilities	345,000,000		270,000,000
Total MTM Derivative Contract Net Assets (Liabilities)	251,000,000		372,000,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	41,000,000		123,000,000		128,000,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	11,000,000		(15,000,000)		(22,000,000)
Changes in Fair Value Recognized in AOCI	(33,000,000)		22,000,000		5,000,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	(23,000,000)		11,000,000		(15,000,000)
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	20,000,000	[1]	38,000,000	[1]
Hedging Liabilities	67,000,000	[1]	6,000,000	[1]
AOCI Loss Net of Tax	(23,000,000)		11,000,000		(15,000,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(5,000,000)		1,000,000
Collateral Triggering Events [Abstract]
Liabilities for Derivative Contracts with Credit Downgrade Triggers	32,000,000		20,000,000
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post	39,000,000		45,000,000
Amount Attributable to RTO and ISO Activities	38,000,000		44,000,000
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	515,000,000		401,000,000
Posted Cash Collateral Related to Contracts with Cross Default Provisions	56,000,000		81,000,000
Additional Settlement Liability if Cross Default Provision is Triggered	291,000,000		213,000,000
Derivatives and Hedging (Textuals) [Abstract]
Cash Collateral Received Netted Against Risk Management Assets	26,000,000		8,000,000
Cash Collateral Paid Netted Against Risk Management Liabilities	133,000,000		109,000,000
Maximum Length of Time for Hedging Exposure (in months)	30
Loss on Fair Value Portion of Long Term Debt	6,000,000		6,000,000
Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Total Assets	548,000,000	[2],[3]	551,000,000	[2],[4]
Total Liabilities	278,000,000	[2],[3]	263,000,000	[2],[4]
Fair Value Hedges [Member]
Fair Value of Derivative Instruments
Total Assets			7,000,000
Total Liabilities			1,000,000
Other [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(683,000,000)	[5]	(839,000,000)	[5]
Long-term Risk Management Assets	(253,000,000)	[5]	(150,000,000)	[5]
Total Assets	(936,000,000)	[5]	(989,000,000)	[5]
Current Risk Management Liabilities	(746,000,000)	[5]	(881,000,000)	[5]
Long-term Risk Management Liabilities	(325,000,000)	[5]	(255,000,000)	[5]
Total Liabilities	(1,071,000,000)	[5]	(1,136,000,000)	[5]
Total MTM Derivative Contract Net Assets (Liabilities)	135,000,000	[5]	147,000,000	[5]
Interest Rate Derivatives [Member] | Cash Flow Hedges [Member]
Derivatives and Hedging (Textuals) [Abstract]
Gain on Hedging Instrument					6,000,000
Interest Rate Derivatives [Member] | Fair Value Hedges [Member]
Derivatives and Hedging (Textuals) [Abstract]
Gain on Hedging Instrument	3,000,000		6,000,000
Interest Rate and Foreign Currency [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	4,000,000		(13,000,000)		(29,000,000)
Changes in Fair Value Recognized in AOCI	(28,000,000)		13,000,000		11,000,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	(20,000,000)		4,000,000		(13,000,000)
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[1]	25,000,000	[1]
Hedging Liabilities	42,000,000	[1]	4,000,000	[1]
AOCI Loss Net of Tax	(20,000,000)		4,000,000		(13,000,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(2,000,000)		(2,000,000)
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[6]	30,000,000	[6]
Long-term Risk Management Assets	0	[6]	2,000,000	[6]
Total Assets	0	[6]	32,000,000	[6]
Current Risk Management Liabilities	20,000,000	[6]	2,000,000	[6]
Long-term Risk Management Liabilities	22,000,000	[6]	3,000,000	[6]
Total Liabilities	42,000,000	[6]	5,000,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	(42,000,000)	[6]	27,000,000	[6]
Commodity [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	7,000,000		(2,000,000)		7,000,000
Changes in Fair Value Recognized in AOCI	(5,000,000)		9,000,000		(6,000,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	(3,000,000)		7,000,000		(2,000,000)
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	20,000,000	[1]	13,000,000	[1]
Hedging Liabilities	25,000,000	[1]	2,000,000	[1]
AOCI Loss Net of Tax	(3,000,000)		7,000,000		(2,000,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(3,000,000)		3,000,000
Commodity [Member] | Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	852,000,000	[6]	1,023,000,000	[6]
Long-term Risk Management Assets	641,000,000	[6]	546,000,000	[6]
Total Assets	1,493,000,000	[6]	1,569,000,000	[6]
Current Risk Management Liabilities	847,000,000	[6]	995,000,000	[6]
Long-term Risk Management Liabilities	483,000,000	[6]	387,000,000	[6]
Total Liabilities	1,330,000,000	[6]	1,382,000,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	163,000,000	[6]	187,000,000	[6]
Commodity [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	24,000,000	[6]	18,000,000	[6]
Long-term Risk Management Assets	15,000,000	[6]	12,000,000	[6]
Total Assets	39,000,000	[6]	30,000,000	[6]
Current Risk Management Liabilities	29,000,000	[6]	13,000,000	[6]
Long-term Risk Management Liabilities	15,000,000	[6]	6,000,000	[6]
Total Liabilities	44,000,000	[6]	19,000,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	(5,000,000)	[6]	11,000,000	[6]
Utility Operations Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	46,000,000		85,000,000		144,000,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	3,000,000		0		(15,000,000)
Utility Operations Revenues [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0		0		0
Utility Operations Revenues [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	3,000,000		0		(15,000,000)
Other Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	20,000,000		9,000,000		19,000,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	(5,000,000)		(7,000,000)		(15,000,000)
Other Revenues [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0		0		0
Other Revenues [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	(5,000,000)		(7,000,000)		(15,000,000)
Purchased Electricity for Resale [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	(2,000,000)		4,000,000		29,000,000
Purchased Electricity for Resale [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0		0		0
Purchased Electricity for Resale [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	(2,000,000)		4,000,000		29,000,000
Other Operation Expense [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	(1,000,000)
Other Operation Expense [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0
Other Operation Expense [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	(1,000,000)
Maintenance Expense [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	(1,000,000)
Maintenance Expense [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0
Maintenance Expense [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	(1,000,000)
Interest Expense [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	4,000,000		4,000,000		5,000,000
Interest Expense [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	4,000,000		4,000,000		5,000,000
Interest Expense [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Income Statement/within Balance Sheet	0		0		0
Property, Plant and Equipment [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Other Comprehensive Income Reclassification Adjustment on Derivatives Reclassed to Assets or Liabilities	(1,000,000)
Property, Plant and Equipment [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Other Comprehensive Income Reclassification Adjustment on Derivatives Reclassed to Assets or Liabilities	0
Property, Plant and Equipment [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Other Comprehensive Income Reclassification Adjustment on Derivatives Reclassed to Assets or Liabilities	(1,000,000)
Regulatory Assets [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(22,000,000)	[7]	(9,000,000)	[7]	(28,000,000)	[7]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Other Comprehensive Income Reclassification Adjustment on Derivatives Reclassed to Assets or Liabilities	2,000,000	[7]	3,000,000	[7]	5,000,000	[7]
Regulatory Assets [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Other Comprehensive Income Reclassification Adjustment on Derivatives Reclassed to Assets or Liabilities	0	[7]	0	[7]	0	[7]
Regulatory Assets [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Other Comprehensive Income Reclassification Adjustment on Derivatives Reclassed to Assets or Liabilities	2,000,000	[7]	3,000,000	[7]	5,000,000	[7]
Regulatory Liabilities [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(3,000,000)	[7]	38,000,000	[7]	(7,000,000)	[7]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Other Comprehensive Income Reclassification Adjustment on Derivatives Reclassed to Assets or Liabilities	0	[7]	0	[7]	(7,000,000)	[7]
Regulatory Liabilities [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Other Comprehensive Income Reclassification Adjustment on Derivatives Reclassed to Assets or Liabilities	0	[7]	0	[7]	0	[7]
Regulatory Liabilities [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Other Comprehensive Income Reclassification Adjustment on Derivatives Reclassed to Assets or Liabilities	$ 0	[7]	$ 0	[7]	$ (7,000,000)	[7]

[1]	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on our balance sheets.
[2]	Amounts in "Other" column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for "Derivatives and Hedging."
[3]	The December 31, 2011 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $3 million in 2012, $7 million in periods 2013-2015 and ($6) million in periods 2016-2018; Level 2 matures $21 million in 2012, $50 million in periods 2013-2015, $11 million in periods 2016-2017 and $8 million in periods 2018-2030; Level 3 matures ($19) million in 2012, $44 million in periods 2013-2015, $18 million in periods 2016-2017 and $26 million in periods 2018-2030. Risk management commodity contracts are substantially comprised of power contracts.
[4]	The December 31, 2010 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures ($2) million in 2011, $2 million in periods 2012-2014 and ($5) million in periods 2015-2018; Level 2 matures $13 million in 2011, $66 million in periods 2012-2014, $12 million in periods 2015-2016 and $16 million in periods 2017-2028; Level 3 matures $18 million in 2011, $24 million in periods 2012-2014, $16 million in periods 2015-2016 and $27 million in periods 2017-2028. Risk management commodity contracts are substantially comprised of power contracts.
[5]	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.
[6]	Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."
[7]	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.